Pension and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.18	31.12.17	31.12.16
Net periodic expenses for defined benefit plans	188	481	440
of which: related to major pension plans[1]	186	460	417
of which: Swiss plan[2]	153	414	386
of which: UK plan	11	15	(2)
of which: US and German plans	22	31	34
of which: related to post-employment medical insurance plans[3]	(11)	3	4
of which: UK plan	1	1	1
of which: US plans	(12)	2	3
of which: related to remaining plans and other expenses[4]	13	17	19
Expenses for defined contribution plans[5]	268	243	238
of which: UK plans	80	72	78
of which: US plan	127	110	107
of which: remaining plans	61	61	53
Total pension and other post-employment benefit plan expenses[6]	457	723	678
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.18	31.12.17	31.12.16
Major pension plans[1]	(230)	253	(842)
of which: Swiss plan	(352)	(79)	(94)
of which: UK plan	130	304	(623)
of which: US and German plans	(8)	28	(126)
Post-employment medical insurance plans[2]	7	1	(13)
of which: UK plan	3	1	(5)
of which: US plans	4	0	(7)
Remaining plans	3	31	(26)
Gains / (losses) recognized in other comprehensive income, before tax	(220)	286	(880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	276	11	51
Gains / (losses) recognized in other comprehensive income, net of tax[3]	56	296	(829)
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.18	31.12.17
Major pension plans[1]	671	825
of which: Swiss plan	0	0
of which: UK plan	160	275
of which: US and German plans[2]	511	550
Post-employment medical insurance plans[3]	62	88
of which: UK plan	22	27
of which: US plans	40	61
Remaining plans	42	36
Total net defined benefit pension and post-employment liability[4]	775	949
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS
Fees	35	36	36
Paid by UBS
Rent	4	5	5
Dividends, capital repayments and interest	10	10	14

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.18	31.12.17
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	889	905
UBS debt instruments (par values, USD million)	13	2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	547	2,897
UBS debt instruments (par values, USD million)	3	4

UBS shares held by pension and other post-employment benefit plans
	31.12.18	31.12.17
Number of shares (in thousands of shares)	16,712	16,370
Fair value (USD million)	207	301

Major pension plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Defined benefit obligation at the beginning of the year	23,419	22,465	3,744	3,639	1,816	1,725	28,978	27,830
Current service cost	405	456	0	0	7	9	413	465
Interest expense	151	166	93	102	55	63	299	331
Plan participant contributions	218	208	0	0	0	0	218	208
Remeasurements	(242)	301	(266)	(88)	(69)	82	(577)	295
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	6	(18)	(82)	(5)	(5)	(23)	(81)
of which: actuarial (gains) / losses due to changes in financial assumptions	(639)	141	(257)	44	(69)	86	(964)	271
of which: experience (gains) / losses[1]	397	154	8	(50)	5	2	410	105
Past service cost related to plan amendments	(241)	0	4	0	0	0	(237)	0
Curtailments	(20)	(50)	0	0	0	0	(20)	(50)
Benefit payments	(954)	(1,121)	(202)	(256)	(112)	(109)	(1,268)	(1,487)
Other movements	0	(8)	0	0	0	0	0	(8)
Foreign currency translation	(170)	1,001	(181)	347	(18)	47	(369)	1,395
Defined benefit obligation at the end of the year	22,566	23,419	3,192	3,744	1,679	1,816	27,437	28,978
of which: amounts owed to active members	10,452	10,741	146	180	226	255	10,823	11,176
of which: amounts owed to deferred members	0	0	1,434	1,930	606	645	2,040	2,575
of which: amounts owed to retirees	12,114	12,678	1,612	1,634	847	916	14,574	15,228
Fair value of plan assets at the beginning of the year	26,656	24,184	3,469	3,120	1,265	1,124	31,390	28,428
Return on plan assets excluding amounts included in interest income	(523)	1,640	(136)	215	(77)	110	(736)	1,965
Interest income	177	181	86	88	44	44	306	313
Employer contributions	505	485	0	0	51	100	556	585
Plan participant contributions	218	208	0	0	0	0	218	208
Benefit payments	(954)	(1,121)	(202)	(256)	(112)	(109)	(1,268)	(1,487)
Administration expenses, taxes and premiums paid	(11)	(10)	0	0	(3)	(4)	(14)	(15)
Foreign currency translation	(228)	1,090	(185)	302	0	0	(412)	1,392
Fair value of plan assets at the end of the year	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Asset ceiling effect at the beginning of the year	3,237	1,718	0	0	0	0	3,237	1,718
Interest expense on asset ceiling effect	23	13	0	0	0	0	23	13
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	71	1,417	0	0	0	0	71	1,417
Foreign currency translation	(58)	89	0	0	0	0	(58)	89
Asset ceiling effect at the end of the year	3,274	3,237	0	0	0	0	3,274	3,237
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(275)	(519)	(550)	(601)	(825)	(1,120)
Net periodic expenses recognized in net profit	(153)	(414)	(11)	(15)	(22)	(31)	(186)	(460)
Gains / (losses) recognized in other comprehensive income	(352)	(79)	130	304	(8)	28	(230)	253
Employer contributions	505	485	0	0	51	100	556	585
Other movements	0	8	0	0	0	0	0	8
Foreign currency translation	0	0	(4)	(45)	18	(47)	14	(91)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Funded and unfunded plans
Defined benefit obligation from funded plans	22,566	23,419	3,192	3,744	1,219	1,324	26,976	28,487
Defined benefit obligation from unfunded plans	0	0	0	0	460	492	460	492
Plan assets	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Surplus / (deficit)	3,274	3,237	(160)	(275)	(511)	(550)	2,603	2,412
Asset ceiling effect	3,274	3,237	0	0	0	0	3,274	3,237
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Current service cost	405	456	0	0	7	9	413	465
Interest expense related to defined benefit obligation	151	166	93	102	55	63	299	331
Interest income related to plan assets	(177)	(181)	(86)	(88)	(44)	(44)	(306)	(313)
Interest expense on asset ceiling effect	23	13	0	0	0	0	23	13
Administration expenses, taxes and premiums paid	11	10	0	0	3	4	14	15
Past service cost related to plan amendments	(241)	0	4	0	0	0	(237)	0
Curtailments	(20)	(50)	0	0	0	0	(20)	(50)
Net periodic expenses recognized in net profit	153	414	11	15	22	31	186	460

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Remeasurement of defined benefit obligation	242	(301)	266	88	69	(82)	577	(295)
Return on plan assets excluding amounts included in interest income	(523)	1,640	(136)	215	(77)	110	(736)	1,965
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(71)	(1,417)	0	0	0	0	(71)	(1,417)
Total gains / (losses) recognized in other comprehensive income, before tax	(352)	(79)	130	304	(8)	28	(230)	253

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan		UK plan		US and German plans[1]
	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Duration of the defined benefit obligation (in years)	14.5	15.1	19.5	20.0	9.8	10.6
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,153	1,149	82	83	108	108
Benefits expected to be paid between 1 and 3 years	2,356	2,294	187	182	216	217
Benefits expected to be paid between 3 and 6 years	3,554	3,455	345	337	336	330
Benefits expected to be paid between 6 and 11 years	5,643	5,564	701	717	566	572
Benefits expected to be paid between 11 and 16 years	5,142	5,109	770	806	494	514
Benefits expected to be paid in more than 16 years	16,792	17,190	3,927	4,325	798	887
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	0.92	0.67	2.90	2.55	3.69	3.14
Rate of salary increase	1.50	1.30	0.00	0.00	2.81	2.83
Rate of pension increase	0.00	0.00	3.10	3.11	1.50	1.50
Rate of interest credit on retirement savings	0.92	0.67	0.00	0.00	3.70	2.56
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1,327)	(1,470)	(292)	(350)	(77)	(90)
Decrease by 50 basis points	1,503	1,669	333	401	84	98
Rate of salary increase
Increase by 50 basis points	68	86	–[2]	–[2]	1	1
Decrease by 50 basis points	(65)	(82)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,090	1,212	260	380	6	7
Decrease by 50 basis points	–[3]	–[3]	(262)	(336)	(6)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	231	267	–[4]	–[4]	9	9
Decrease by 50 basis points	(219)	(253)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	751	827	122	143	42	48
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2018 and as of 31 December 2017, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	137	0	137	1	120	0	120	0
Real estate / property
Domestic	0	2,963	2,963	11	0	2,859	2,859	11
Investment funds
Equity
Domestic	628	0	628	2	667	0	667	3
Foreign	5,721	1,515	7,237	28	7,507	1,331	8,838	33
Bonds[1]
Domestic, AAA to BBB–	2,570	0	2,570	10	2,279	0	2,279	9
Foreign, AAA to BBB–	6,194	0	6,194	24	6,375	0	6,375	24
Foreign, below BBB–	892	0	892	3	577	0	577	2
Real estate
Foreign	0	11	11	0	0	23	23	0
Other	518	4,142	4,659	18	861	4,044	4,905	18
Other investments	531	18	549	2	0	12	12	0
Total fair value of plan assets	17,190	8,649	25,839	100	18,386	8,270	26,656	100

			31.12.18				31.12.17
Total fair value of plan assets			25,839				26,656
of which:[2]
Bank accounts at UBS			132				120
UBS debt instruments			13				3
UBS shares			25				34
Securities lent to UBS[3]			1,567				2,030
Property occupied by UBS			88				85
Derivative financial instruments, counterparty UBS[3]			34				23
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2018 and 31 December 2017. Net of collateral, derivative financial instruments amounted to USD 10 million as of 31 December 2018 (31 December 2017: USD 12 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	143	0	143	5	163	0	163	5
Bonds[1]
Domestic, AAA to BBB–	1,604	0	1,604	53	1,709	0	1,709	49
Domestic, below BBB–	0	0	0	0	1	0	1	0
Investment funds
Equity
Domestic	26	0	26	1	31	0	31	1
Foreign	658	0	658	22	1,046	0	1,046	30
Bonds[1]
Domestic, AAA to BBB–	587	93	680	22	641	83	724	21
Domestic, below BBB–	15	0	15	0	21	0	21	1
Foreign, AAA to BBB–	258	0	258	9	147	0	147	4
Foreign, below BBB–	51	0	51	2	57	0	57	2
Real estate
Domestic	102	28	131	4	103	28	131	4
Other	0	0	0	0	(4)	5	1	0
Asset-backed securities	21	2	22	1	0	0	0	0
Other investments[2]	(565)	9	(556)	(18)	(575)	11	(563)	(16)
Total fair value of plan assets	2,900	132	3,032	100	3,341	127	3,469	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	76	0	76	6
Bonds[1]
Domestic, AAA to BBB–	462	0	462	40	200	0	200	16
Domestic, below BBB–	2	0	2	0	10	0	10	1
Foreign, AAA to BBB–	92	0	92	8	46	0	46	4
Foreign, below BBB–	3	0	3	0	1	0	1	0
Investment funds
Equity
Domestic	143	0	143	12	298	0	298	24
Foreign	157	0	157	13	277	0	277	22
Bonds[1]
Domestic, AAA to BBB–	104	0	104	9	216	0	216	17
Domestic, below BBB–	23	0	23	2	20	0	20	2
Foreign, AAA to BBB–	56	0	56	5	47	0	47	4
Foreign, below BBB–	6	0	6	1	5	0	5	0
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	64	0	64	5	21	0	21	2
Insurance contracts	0	17	17	1	0	18	18	1
Asset-backed securities	0	0	0	0	15	0	15	1
Other investments	0	0	0	0	4	0	4	0
Total fair value of plan assets	1,139	29	1,168	100	1,235	31	1,265	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.0
UK	S2PA with CMI 2017 projections[1]	23.4	23.4	24.6	24.6
USA	RP2014 WCHA with MP2018 projection scale[2]	22.8	22.8	24.3	24.4
Germany	Dr. K. Heubeck 2018 G3	20.5	20.3	23.3	22.9

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	23.5	23.4	25.0	24.9
UK	S2PA with CMI 2017 projections[1]	25.2	25.2	26.5	26.5
USA	RP2014 WCHA with MP2018 projection scale[2]	24.4	24.4	26.0	26.0
Germany	Dr. K. Heubeck 2018 G3	24.1	24.3	26.3	26.8
1 In 2017, the mortality table S2PA with CMI 2016 projections was used. 2 In 2017, the mortality table RP2014 WCHA with MP2017 projection scale was used. 3 In 2017, the mortality table Dr. K. Heubeck 2005 G was used.

Post-employment medical insurance plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Post-employment medical insurance plans
USD million	UK plan		US plans		Total
	2018	2017	2018	2017	2018	2017
Post-employment benefit obligation at the beginning of the year	27	26	61	64	88	90
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	2	3	3
Plan participant contributions	0	0	3	3	3	3
Remeasurements	(3)	(1)	(4)	0	(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	0	0	0	0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	(1)	(4)	2	(5)	2
of which: experience (gains) / losses[1]	(2)	0	0	(2)	(2)	(2)
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Benefit payments[2]	(1)	(1)	(7)	(8)	(9)	(9)
Foreign currency translation	(1)	2	0	0	(1)	2
Post-employment benefit obligation at the end of the year	22	27	40	61	62	88
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	17	21	40	61	56	81
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(22)	(27)	(40)	(61)	(62)	(88)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	2	3	3
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Net periodic expenses	1	1	(12)	2	(11)	3

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	3	1	4	0	7	1
Total gains / (losses) recognized in other comprehensive income, before tax	3	1	4	0	7	1
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	2.90	2.55	4.20	3.54
Average health care cost trend rate – initial	5.10	5.10	7.79	7.99
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 29a. 2 Represents weighted average assumptions across US plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1)	(2)	(2)	(3)
Decrease by 50 basis points	1	2	2	3
Average health care cost trend rate
Increase by 100 basis points	3	4	1	1
Decrease by 100 basis points	(3)	(3)	0	(1)
Life expectancy
Increase in longevity by one additional year	2	2	2	4
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

UBS AG
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit [text block]
Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.18	31.12.17	31.12.16
Net periodic expenses for defined benefit plans	140	365	438
of which: related to major pension plans[1]	141	354	417
of which: Swiss plan[2]	108	307	386
of which: UK plan	11	15	(2)
of which: US and German plans	22	31	34
of which: related to post-employment medical insurance plans[3]	(11)	3	4
of which: UK plan	1	1	1
of which: US plans	(12)	2	3
of which: related to remaining plans and other expenses[4]	10	8	17
Expenses for defined contribution plans[5]	223	236	238
of which: UK plans	35	65	78
of which: US plan	127	110	107
of which: remaining plans	61	61	53
Total pension and other post-employment benefit plan expenses[6]	363	601	677
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

Disclosure of Other comprehensive income gains/(losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.18	31.12.17	31.12.16
Major pension plans[1]	(79)	276	(842)
of which: Swiss plan	(201)	(56)	(94)
of which: UK plan	130	304	(623)
of which: US and German plans	(8)	28	(126)
Post-employment medical insurance plans[2]	7	1	(13)
of which: UK plan	3	1	(5)
of which: US plans	4	0	(7)
Remaining plans	3	31	(26)
Gains / (losses) recognized in other comprehensive income, before tax	(70)	308	(880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	245	6	51
Gains / (losses) recognized in other comprehensive income, net of tax[3]	175	314	(829)
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit liability [text block]
Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.18	31.12.17
Major pension plans[1]	671	825
of which: Swiss plan	0	0
of which: UK plan	160	275
of which: US and German plans[2]	511	550
Post-employment medical insurance plans[3]	62	88
of which: UK plan	22	27
of which: US plans	40	61
Remaining plans	40	35
Total net defined benefit pension and post-employment liability[4]	773	948
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS AG
Fees	22	36	36
Paid by UBS AG
Rent	3	5	5
Dividends, capital repayments and interest	10	10	14

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.18	31.12.17
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	831	905
UBS AG debt instruments (par values, USD million)	9	2
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	547	2,897
UBS AG debt instruments (par values, USD million)	2	4

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.18	31.12.17
Number of shares (in thousands of shares)	15,934	16,370
Fair value (USD million)	197	301

UBS AG | Major pension plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Defined benefit obligation at the beginning of the year	14,398	22,465	3,744	3,639	1,816	1,725	19,957	27,830
Current service cost	251	330	0	0	7	9	258	338
Interest expense	93	119	93	102	55	63	241	284
Plan participant contributions	137	157	0	0	0	0	137	157
Remeasurements	(263)	47	(266)	(88)	(69)	82	(598)	40
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	4	(18)	(82)	(5)	(5)	(23)	(84)
of which: actuarial (gains) / losses due to changes in financial assumptions	(391)	135	(257)	44	(69)	86	(716)	265
of which: experience (gains) / losses[1]	128	(92)	8	(50)	5	2	142	(140)
Past service cost related to plan amendments	(132)	0	4	0	0	0	(128)	0
Curtailments	(17)	(28)	0	0	0	0	(17)	(28)
Benefit payments	(586)	(782)	(202)	(256)	(112)	(109)	(900)	(1,147)
Other movements[2]	0	(8,728)	0	0	0	0	0	(8,728)
Foreign currency translation	(108)	818	(181)	347	(18)	47	(307)	1,211
Defined benefit obligation at the end of the year	13,774	14,398	3,192	3,744	1,679	1,816	18,645	19,957
of which: amounts owed to active members	6,380	6,604	146	180	226	255	6,751	7,038
of which: amounts owed to deferred members	0	0	1,434	1,930	606	645	2,040	2,575
of which: amounts owed to retirees	7,394	7,794	1,612	1,634	847	916	9,854	10,344
Fair value of plan assets at the beginning of the year	16,388	24,184	3,469	3,120	1,265	1,124	21,122	28,428
Return on plan assets excluding amounts included in interest income	(434)	1,003	(136)	215	(77)	110	(647)	1,329
Interest income	109	130	86	88	44	44	238	262
Employer contributions	308	356	0	0	51	100	360	456
Plan participant contributions	137	157	0	0	0	0	137	157
Benefit payments	(586)	(782)	(202)	(256)	(112)	(109)	(900)	(1,147)
Administration expenses, taxes and premiums paid	(7)	(7)	0	0	(3)	(4)	(10)	(12)
Other movements[2]	0	(9,541)	0	0	0	0	0	(9,541)
Foreign currency translation	(144)	889	(185)	302	0	0	(328)	1,191
Fair value of plan assets at the end of the year	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Asset ceiling effect at the beginning of the year	1,990	1,718	0	0	0	0	1,990	1,718
Interest expense on asset ceiling effect	14	9	0	0	0	0	14	9
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	30	1,013	0	0	0	0	30	1,013
Other movements[2]	0	(821)	0	0	0	0	0	(821)
Foreign currency translation	(36)	71	0	0	0	0	(36)	71
Asset ceiling effect at the end of the year	1,998	1,990	0	0	0	0	1,998	1,990
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(275)	(519)	(550)	(601)	(825)	(1,120)
Net periodic expenses recognized in net profit	(108)	(307)	(11)	(15)	(22)	(31)	(141)	(354)
Gains / (losses) recognized in other comprehensive income	(201)	(56)	130	304	(8)	28	(79)	276
Employer contributions	308	356	0	0	51	100	360	456
Other movements	0	8	0	0	0	0	0	8
Foreign currency translation	0	0	(4)	(45)	18	(47)	14	(91)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Funded and unfunded plans
Defined benefit obligation from funded plans	13,774	14,398	3,192	3,744	1,219	1,324	18,184	19,466
Defined benefit obligation from unfunded plans	0	0	0	0	460	492	460	492
Plan assets	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Surplus / (deficit)	1,998	1,990	(160)	(275)	(511)	(550)	1,327	1,165
Asset ceiling effect	1,998	1,990	0	0	0	0	1,998	1,990
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Current service cost	251	330	0	0	7	9	258	338
Interest expense related to defined benefit obligation	93	119	93	102	55	63	241	284
Interest income related to plan assets	(109)	(130)	(86)	(88)	(44)	(44)	(238)	(262)
Interest expense on asset ceiling effect	14	9	0	0	0	0	14	9
Administration expenses, taxes and premiums paid	7	7	0	0	3	4	10	12
Past service cost related to plan amendments	(132)	0	4	0	0	0	(128)	0
Curtailments	(17)	(28)	0	0	0	0	(17)	(28)
Net periodic expenses recognized in net profit	108	307	11	15	22	31	141	354

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Remeasurement of defined benefit obligation	263	(47)	266	88	69	(82)	598	(40)
Return on plan assets excluding amounts included in interest income	(434)	1,003	(136)	215	(77)	110	(647)	1,329
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(30)	(1,013)	0	0	0	0	(30)	(1,013)
Total gains / (losses) recognized in other comprehensive income, before tax	(201)	(56)	130	304	(8)	28	(79)	276

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss plan		UK plan		US and German plans[1]
	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Duration of the defined benefit obligation (in years)	14.5	15.1	19.5	20.0	9.8	10.6
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	704	707	82	83	108	108
Benefits expected to be paid between 1 and 3 years	1,439	1,425	187	182	216	217
Benefits expected to be paid between 3 and 6 years	2,170	2,139	345	337	336	330
Benefits expected to be paid between 6 and 11 years	3,446	3,412	701	717	566	572
Benefits expected to be paid between 11 and 16 years	3,140	3,170	770	806	494	514
Benefits expected to be paid in more than 16 years	10,253	10,723	3,927	4,325	798	887
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	0.92	0.67	2.90	2.55	3.69	3.14
Rate of salary increase	1.50	1.30	0.00	0.00	2.81	2.83
Rate of pension increase	0.00	0.00	3.10	3.11	1.50	1.50
Rate of interest credit on retirement savings	0.92	0.67	0.00	0.00	3.70	2.56
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(797)	(898)	(292)	(350)	(77)	(90)
Decrease by 50 basis points	904	1,021	333	401	84	98
Rate of salary increase
Increase by 50 basis points	45	61	–[2]	–[2]	1	1
Decrease by 50 basis points	(43)	(58)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	643	726	260	380	6	7
Decrease by 50 basis points	–[3]	–[3]	(262)	(336)	(6)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	141	168	–[4]	–[4]	9	9
Decrease by 50 basis points	(134)	(159)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	446	497	122	143	42	48
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2018 and as of 31 December 2017, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	83	0	83	1	74	0	74	0
Real estate / property
Domestic	0	1,808	1,808	11	0	1,758	1,758	11
Investment funds
Equity
Domestic	383	0	383	2	410	0	410	3
Foreign	3,492	925	4,417	28	4,615	818	5,433	33
Bonds[1]
Domestic, AAA to BBB–	1,569	0	1,569	10	1,401	0	1,401	9
Foreign, AAA to BBB–	3,781	0	3,781	24	3,919	0	3,919	24
Foreign, below BBB–	544	0	544	3	355	0	355	2
Real estate
Foreign	0	7	7	0	0	14	14	0
Other	316	2,528	2,844	18	529	2,486	3,016	18
Other investments	324	11	335	2	0	8	8	0
Total fair value of plan assets	10,493	5,279	15,772	100	11,304	5,084	16,388	100

			31.12.18				31.12.17
Total fair value of plan assets			15,772				16,388
of which:[2]
Bank accounts at UBS AG			80				120
UBS AG debt instruments			8				3
UBS Group AG shares			15				34
Securities lent to UBS AG3			957				2,030
Property occupied by UBS AG			54				85
Derivative financial instruments, counterparty UBS AG3			21				23
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2018 and 31 December 2017. Net of collateral, derivative financial instruments amounted to USD 6 million as of 31 December 2018 (31 December 2017: USD 12 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	143	0	143	5	163	0	163	5
Bonds[1]
Domestic, AAA to BBB–	1,604	0	1,604	53	1,709	0	1,709	49
Domestic, below BBB–	0	0	0	0	1	0	1	0
Investment funds
Equity
Domestic	26	0	26	1	31	0	31	1
Foreign	658	0	658	22	1,046	0	1,046	30
Bonds[1]
Domestic, AAA to BBB–	587	93	680	22	641	83	724	21
Domestic, below BBB–	15	0	15	0	21	0	21	1
Foreign, AAA to BBB–	258	0	258	9	147	0	147	4
Foreign, below BBB–	51	0	51	2	57	0	57	2
Real estate
Domestic	102	28	131	4	103	28	131	4
Other	0	0	0	0	(4)	5	1	0
Asset-backed securities	21	2	22	1	0	0	0	0
Other investments[2]	(565)	9	(556)	(18)	(575)	11	(563)	(16)
Total fair value of plan assets	2,900	132	3,032	100	3,341	127	3,469	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	76	0	76	6
Bonds[1]
Domestic, AAA to BBB–	462	0	462	40	200	0	200	16
Domestic, below BBB–	2	0	2	0	10	0	10	1
Foreign, AAA to BBB–	92	0	92	8	46	0	46	4
Foreign, below BBB–	3	0	3	0	1	0	1	0
Investment funds
Equity
Domestic	143	0	143	12	298	0	298	24
Foreign	157	0	157	13	277	0	277	22
Bonds[1]
Domestic, AAA to BBB–	104	0	104	9	216	0	216	17
Domestic, below BBB–	23	0	23	2	20	0	20	2
Foreign, AAA to BBB–	56	0	56	5	47	0	47	4
Foreign, below BBB–	6	0	6	1	5	0	5	0
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	64	0	64	5	21	0	21	2
Insurance contracts	0	17	17	1	0	18	18	1
Asset-backed securities	0	0	0	0	15	0	15	1
Other investments	0	0	0	0	4	0	4	0
Total fair value of plan assets	1,139	29	1,168	100	1,235	31	1,265	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

UBS AG | Major pension plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.0
UK	S2PA with CMI 2017 projections[1]	23.4	23.4	24.6	24.6
USA	RP2014 WCHA with MP2018 projection scale[2]	22.8	22.8	24.3	24.4
Germany	Dr. K. Heubeck 2018 G3	20.5	20.3	23.3	22.9

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	23.5	23.4	25.0	24.9
UK	S2PA with CMI 2017 projections[1]	25.2	25.2	26.5	26.5
USA	RP2014 WCHA with MP2018 projection scale[2]	24.4	24.4	26.0	26.0
Germany	Dr. K. Heubeck 2018 G3	24.1	24.3	26.3	26.8
1 In 2017, the mortality table S2PA with CMI 2016 projections was used. 2 In 2017, the mortality table RP2014 WCHA with MP2017 projection scale was used. 3 In 2017, the mortality table Dr. K. Heubeck 2005 G was used.

UBS AG | Post-employment medical insurance plans
Disclosure Of Pension And Other Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Post-employment medical insurance plans
USD million	UK plan		US plans		Total
	2018	2017	2018	2017	2018	2017
Post-employment benefit obligation at the beginning of the year	27	26	61	64	88	90
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	2	3	3
Plan participant contributions	0	0	3	3	3	3
Remeasurements	(3)	(1)	(4)	0	(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	0	0	0	0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	(1)	(4)	2	(5)	2
of which: experience (gains) / losses[1]	(2)	0	0	(2)	(2)	(2)
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Benefit payments[2]	(1)	(1)	(7)	(8)	(9)	(9)
Foreign currency translation	(1)	2	0	0	(1)	2
Post-employment benefit obligation at the end of the year	22	27	40	61	62	88
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	17	21	40	61	56	81
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(22)	(27)	(40)	(61)	(62)	(88)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	2	3	3
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Net periodic expenses	1	1	(12)	2	(11)	3

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	3	1	4	0	7	1
Total gains / (losses) recognized in other comprehensive income, before tax	3	1	4	0	7	1
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	2.90	2.55	4.20	3.54
Average health care cost trend rate – initial	5.10	5.10	7.79	7.99
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 29a. 2 Represents weighted average assumptions across US plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1)	(2)	(2)	(3)
Decrease by 50 basis points	1	2	2	3
Average health care cost trend rate
Increase by 100 basis points	3	4	1	1
Decrease by 100 basis points	(3)	(3)	0	(1)
Life expectancy
Increase in longevity by one additional year	2	2	2	4
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.